CONCENTRATIONS OF RISK	6 Months Ended
Jun. 30, 2025
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF RISK

10.	CONCENTRATIONS OF RISK

The Company is exposed to the following concentrations of risk:

(a)	Major customers

For the six months ended June 30, 2025, the individual customer who accounts for 10% or more of the Company’s revenues and its outstanding receivable balances as at period-end dates, are presented as follows:

	Six months ended June 30, 2025			June 30, 2025
Customers	Revenues	Percentage of revenues		Accounts receivable

Customer B	$4,133	69%		$1,334
Customer C	1,844	31%		–

Total:	$5,977	100%	Total:	$1,334

For the six months ended June 30, 2024, the individual customer who accounts for 10% or more of the Company’s revenues and its outstanding receivable balances as at period-end dates, are presented as follows:

	Six months ended June 30, 2024			June 30, 2024
Customers	Revenues	Percentage of revenues		Accounts receivable

Customer A	$534,824	97%		$29,084

Total:	$534,824	97%	Total:	$29,084

(b)	Major suppliers

For the six months ended June 30, 2025, the individual supplier who accounts for 10% or more of the Company’s cost of revenue and its outstanding payable balances as at period-end dates, are presented as follows:

	Six months ended June 30, 2025			June 30, 2025
Suppliers	Cost of revenue	Percentage of cost of revenue		Amount due to related parties

Supplier A	$229,032	75%		$2,128,328
Supplier B	57,461	19%		1,349,077

Total:	$286,493	94%	Total:	$3,477,405

For the six months ended June 30, 2024, the individual supplier who accounts for 10% or more of the Company’s cost of revenue and its outstanding payable balances as at period-end dates, are presented as follows:

	Six months ended June 30 , 2024			June 30, 2024
Suppliers	Cost of revenue	Percentage of cost of revenue		Amount due to related parties

Supplier A	$226,798	72%		$1,435,902
Supplier B	56,781	18%		941,340

Total:	$283,579	90%	Total:	$2,377,242

(c)	Economic and political risk

The Company’s major operations are conducted in Malaysia. Accordingly, the political, economic, and legal environments in Malaysia, as well as the general state of Malaysia’s economy may influence the Company’s business, financial condition, and results of operations.

(d)	Exchange rate risk

The Company cannot guarantee that the current exchange rate will remain steady; therefore, there is a possibility that the Company could post the same amount of profit for two comparable periods and because of the fluctuating exchange rate actually post higher or lower profit depending on exchange rate of TAKA and MYR converted to US$ on that date. The exchange rate could fluctuate depending on changes in political and economic environments without notice.

(e)	Concentration of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash. The Company maintains cash with various financial institutions in Hong Kong and Malaysia. Cash are maintained with high credit quality institutions, the composition and maturities of which are regularly monitored by management. The Perbadanan Insurans Deposit Malaysia (“PIDM”) pays compensation up to a limit of RM250,000 if the bank with which an individual/a company hold its eligible deposit fails. At June 30, 2025 and December 31, 2024, the Company did not have deposit funds that exceeded the insured limits in Malaysia.